Cash At Bank And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Disclosure of Cash at bank

	As of December 31,
Cash at bank	2019	2020
	RMB’000	RMB’000
Demand deposits
RMB	6,470,513	13,782,874
USD	658,735	3,784,469
HKD	9,300	43,110
IDR	55,070	11,676
SGD	7,662	5,344

	7,201,280	17,627,473

Time deposits
RMB	40,374	3,140,058
IDR	110,781	128,772
USD	—	3,262,450

	151,155	6,531,280

Less: Provision for impairment losses	(41)	(185)

	7,352,394	24,158,568

Disclosure of Restricted cash

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Restricted cash
Cash from consolidated structured entities (a)	8,055,423	14,581,753
Deposits held on behalf of platform investors (b)	13,038,088	7,997,940
Other deposits	9,268	449,895
Deposits for subsidiary establishment (Note 2)	3,500,000	—

	24,602,779	23,029,588

(a)	Cash from consolidated structured entities is the cash held by the Group’s consolidated structured entities mainly for future retail credit facilitation business.
(b)
Deposits held on behalf of platform investors represents funds received from platform investors while investment decisions are yet to be made, or investors’ funds withdrawal is in processing due to settlement time.